INVENTORIES, NET (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
INVENTORIES, NET
Raw materials		$ 8,137
Work-in-progress and finished goods	$ 419,825	371,799
Work-in-progress and finished goods		363,662
Less: Inventory reserves
Total inventories	$ 419,825	$ 371,799